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                                                                File Numbers:
                                                                333-63416
                                                                811-10419




                                 UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC.  20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 8                                             X


                                      and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Post-Effective Amendment No. 8                                             X


The NorthQuest Capital Fund, Inc.      (Exact Name of Registrant as Specified
                                       in Charter)
16 Rimwood Lane, Colts Neck, NJ 07722  (Address of Principal Executive Offices)

732-892-1057                           (Registrant's Telephone Number)

Peter J. Lencki                        (Name of Agent)
16 Rimwood Lane, Colts Neck, NJ 07722  (Address of Agent)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.


It is proposed that this filing will become effective (check the appropriate box)

      [ ]  immediately upon filing pursuant to paragraph (b)
      [ ]  on (date) pursuant to paragraph (b)
      [X]  60 days after filing pursuant to paragraph (a) (1)
      [ ]  on (date) pursuant to paragraph (a) (1)
      [ ]  75 days after filing pursuant to paragrahp (a) (2)
      [ ]  on (date) pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previous filed post-effective amendment.






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     November 24, 2004






     Registration Statement Part A
     The Fund's prospectus included in its Post-Effective Amendment No. 7, filed on 11/23/04, is hereby incorporated by reference.

     Registration Statement Part B
     The Fund's Statement of Additional Information included in its Post-Effective Amendment No. 7, filed on 11/23/04, is hereby incorporated by reference.

     The purpose of this Post-Effective Amendment filing is to incorporate by reference the Fund's Semi-annual Report. The Fund's Semi-annual Report for the period ending 6/30/04 filed on 7/13/04 on form N-CSR is hereby incorporated by reference.





































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(page)



                                   FORM N-1A
                           PART C - OTHER INFORMATION



      Contents                                                   Page #

  1.  Financial Statements and Exhibit Index                          1

  2.  Persons Controlled by or Under Common Control with the Fund     1

  3.  Indemnification                                                 1

  4.  Business and other Connections of the Investment Adviser        2

  5.  Principal Underwriters                                          2

  6.  Location of Accounts & Records                                  2

  7.  Management Services                                             2

  8.  Undertakings                                                    2

  9.  Consent of Independent Registered Public Accountanting Firm     2

 10.  Signatures                                                      3
































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 1.a. Financial Statements - Performance comparisons with the S&P 500 Index, the
      Fund's total return before and after federal income taxes and financial highlights on a per share basis are presented in Part A for 2002 and 2003. All other financial statements will be presented in Part B including:
      Schedule of Investments                             December 31, 2003
      Statement of Assets & Liabilities                   December 31, 2003
      Statements of Operations                            December 31, 2003
      Statements of Changes in Net Assets                 December 31, 2003
      Notes to Financial Statements                       December 31, 2003
      Financial Highlights                                December 31, 2003

   b. Exhibit Index
      a - Articles of Incorporation (Incorporated by reference to Registrant's
          Post-Effective Amendment No.1 filed on 1/14/02 under filing
          #333-63416)
      b - By-Laws (Incorporated by reference to Registrant's Post-Effective
          Amendment No.1 on 1/14/02 under filing #333-63416) c - Instruments Defining Rights of Security Holders - Not applicable d - Investment Advisory Contracts (Incorporated by reference to
          Registrant's Post-Effective Amendment No.4 on 4/14/04 under filing #333-63416)
      e - Underwriting Contracts - Not applicable f - Bonus or Profit Sharing Contracts - Not applicable g - Custodial Agreements - Not applicable h - Other Material Contracts - Financial Institution Bond (Incorporated by
          reference to Registrant's Post-Effective Amendment No.1 on 1/14/02 under filing #333-63416)
      h1- Other Material Contracts - Reimbursement Agreements (Incorporated by reference to Registrant's Post-Effective Amendment No.1 on 1/14/02 under filing #333-63416)
      h2- Other Material Contracts - Delaware Charter/ERC Agreement (Incorpora-ted by reference to Registrant's Post-Effective Amendment No.4 on 4/14/04 under filing #333-63416)
      i - Legal Opinion (Incorporated by reference to Registrant's
          Post-Effective Amendment No.1 on 1/14/02 under filing #333-63416) j - Other Opinions - Not applicable k - Omitted Financial Statements - Not applicable l - Initial Capital Agreements - No longer applicable m - Rule 12b-1 Plan - Not applicable n - Rule 18f-3 Plan - Not applicable p - Code of Ethics (Incorporated by reference to Registrant's Post-
          Effective Amendment No.4 on 04/14/04 under filing #333-63416) q - Consent of Independent Registered Public Accountanting Firm - (Filed
          here with)

 2. Persons Controlled by or Under Common Control with the Fund - No longer applicable.

 3. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such in-demnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of ex-penses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceed-
      ing) is asserted by such director, officer or controlling person in con-nection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling

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      precedent, submit to a court of appropriate jurisdiction the question whe-
      ther such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Article XII, Section 3 of the Fund's By-laws states that each director and officer of the corporation shall be indemnified by the corporation against reasonable costs and expenses incurred by him/her in connection with any action, suit or proceeding to which he/she may be made a party by reason of his/her being or having been a director or officer of the corporation, except in relation to any action, suits or proceedings in which he/she has been adjudged liable because of misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the con-duct of his/her office.

 4. Business and other Connections of the Investment Adviser - The Emerald Research Corporation's activity at the present time is performance on its Investment Advisory Contract currently effective with the NorthQuest Capital Fund, Inc. Mr. Peter J. Lencki - owner, officer and director of the Emerald Research Corporation is also Vice-President and owner of Emerald Auto Parts & Supply, Inc. Mr. Walter A. Lencki is a shareholder in Emerald Research Corporation.

 5. Principal Underwriters - See the section "Underwriters of the Fund" on page 6 of Part B Statement of Additional Information.

 6. Location of Accounts & Records - All Fund records are held at corporate headquarters - 16 Rimwood Lane, Colts Neck, N.J. 07722 - with the excep-tion of security certifications, which will be maintained with a "Securities Depository'(See page 8 of prospectus under heading "Custody of Investments"). Peter Lencki, of 16 Rimwood Lane, Colts Neck, N.J. 07722, will maintain physical possession of each account, book or other document required to be maintained by laws, rules or regulations.

 7.   Management services - Not applicable

 8.   Undertakings        - Not applicable

 9.   Consent of Independent Registered Public Accountanting Firm -

             CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTING FIRM

      As the independent registered public accounting firm, we hereby consent to the use of our report, dated January 14, 2004, on the annual financial statements and financial highlights of NorthQuest Capital Fund, Inc., which is included in Part A and B in Post-Effective Amendment No.8 to the Registration Statement under the Securities Act of 1933 and Post-Effective Amendment No.8 under the Investment Company Act of 1940 and included in the Prospectus and Statement of Additional Information, as specified, and to the reference made to us under the caption "Independent Auditors" in the Statement of Additional Information.

      Abington, Pennsylvania                          /s/ Sanville & Company
      November 24, 2004                            Certified Public Accountants







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10.   Signatures -

      Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, NorthQuest Capital Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Colts Neck and State of New Jersey on the 24th day of November, 2004.

      The NorthQuest Capital Fund, Inc.        By: /s/ Peter J. Lencki
                                                   -------------------------
                                                   Peter J. Lencki, President

      Pursuant to the requirements of the Securities Act of 1933, this amend-ment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signatures -
                                                Title                    Date
      By: /s/ Peter J. Lencki         President, CEO and Director
          -------------------        (Principal Executive Officer)     11/24/04
          Peter J. Lencki

      By: /s/ Walter A. Lencki             Treasurer
          --------------------       (Principal Financial &            11/24/04
          Walter A. Lencki             Accounting Officer)

      By: /s/ Mary E. Lencki               Secretary
          --------------------                                         11/24/04
          Mary E. Lencki

      By: /s/ Robert S. Keesser            Director
          ---------------------                                        11/24/04
          Robert S. Keesser

      By: /s/ John G. Padovano             Director
          --------------------                                         11/24/04
          John G. Padovano

      By: /s/ Robert R. Thompson           Director
          ---------------------                                        11/24/04
          Robert R. Thompson


















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